Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	$ 1,466	$ (13,910)
Total realized loss (gain) on derivative financial instruments	12,558	(2,482)
Ineffective portion of derivative financial instruments accounted for as hedges	27	28
Gain on derivative financial instruments	(1,918)	(11,889)
Gain (loss) on derivative instruments	10,640	(14,371)
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	(2,630)	(15,097)
Total realized loss (gain) on derivative financial instruments	12,670	(438)
Loss (gain) on derivative financial instruments not accounted for as hedges	10,040	(15,535)
Not Designated as Hedging Instrument | Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Total realized loss (gain) on derivative financial instruments	(144)	0
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	(42)	(322)
Total realized loss (gain) on derivative financial instruments	553	687
Not Designated as Hedging Instrument | Foreign exchange forward
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	297	(14,775)
Total realized loss (gain) on derivative financial instruments	12,261	(1,125)
Not Designated as Hedging Instrument | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	(2,885)	0
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Ineffective portion of derivative financial instruments accounted for as hedges	$ 600	$ 1,164